Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2013
Fair Value Measurements [Abstract]
Assets And Liabilities Measured At Fair Value On A Recurring Basis
	Fair Value Measurements
	At December 31, 2013
(in millions)	Level 1	Level 2	Level 3	Netting (1)	Total
Assets:
Money market investments	$226	$-	$-	$-	$226
Nuclear decommissioning trusts
Money market investments	38	-	-	-	38
U.S. equity securities	1,046	11		-	1,057
Non-U.S. equity securities	457	-	-	-	457
U.S. government and agency securities	760	156	-	-	916
Municipal securities	-	25	-	-	25
Other fixed-income securities	-	162	-	-	162
Total nuclear decommissioning trusts (2)	2,301	354	-	-	2,655
Price risk management instruments
(Note 9)
Electricity	2	27	107	3	139
Gas	-	5	-	(1)	4
Total price risk management instruments	2	32	107	2	143
Rabbi trusts
Fixed-income securities	-	39	-	-	39
Life insurance contracts	-	70	-	-	70
Total rabbi trusts	-	109	-	-	109
Long-term disability trust
Money market investments	9	-	-	-	9
U.S. equity securities	-	14	-	-	14
Non-U.S. equity securities	-	12	-	-	12
Fixed-income securities	-	122	-	-	122
Total long-term disability trust	9	148	-	-	157
Other investments	84	-	-	-	84
Total assets	$2,622	$643	$107	$2	$3,374
Liabilities:
Price risk management instruments
(Note 9)
Electricity	$19	$72	$137	$(84)	$144
Gas	1	3	-	(1)	3
Total liabilities	$20	$75	$137	$(85)	$147

(1) Includes the effect of the contractual ability to settle contracts under master netting agreements and margin cash collateral.
(2) Represents amount before deducting $313 million, primarily related to deferred taxes on appreciation of investment value.

	Fair Value Measurements
	At December 31, 2012
(in millions)	Level 1	Level 2	Level 3	Netting (1)	Total
Assets:
Money market investments	$209	$-	$-	$-	$209
Nuclear decommissioning trusts
Money market investments	21	-	-	-	21
U.S. equity securities	940	9	-	-	949
Non-U.S. equity securities	379	-	-	-	379
U.S. government and agency securities	681	139	-	-	820
Municipal securities	-	59	-	-	59
Other fixed-income securities	-	173	-	-	173
Total nuclear decommissioning trusts (2)	2,021	380	-	-	2,401
Price risk management instruments
(Note 9)
Electricity	1	60	80	6	147
Gas	-	5	1	(6)	-
Total price risk management instruments	1	65	81	-	147
Rabbi trusts
Fixed-income securities	-	30	-	-	30
Life insurance contracts	-	72	-	-	72
Total rabbi trusts	-	102	-	-	102
Long-term disability trust
Money market investments	10	-	-	-	10
U.S. equity securities	-	14	-	-	14
Non-U.S. equity securities	-	11	-	-	11
Fixed-income securities	-	136	-	-	136
Total long-term disability trust	10	161	-	-	171
Total assets	$2,241	$708	$81	$-	$3,030
Liabilities:
Price risk management instruments
(Note 9)
Electricity	$155	$144	$160	$(156)	$303
Gas	8	9	-	(9)	8
Total liabilities	$163	$153	$160	$(165)	$311

(1) Includes the effect of the contractual ability to settle contracts under master netting agreements and margin cash collateral.
(2) Represents amount before deducting $240 million, primarily related to deferred taxes on appreciation of investment value.

Sensitivity Analysis

	Fair Value at
(in millions)	December 31, 2013
Fair Value Measurement	Assets	Liabilities	Valuation Technique	Unobservable Input	Range (1)
Congestion revenue rights	$107	$32	Market approach	CRR auction prices	$(6.47) - 12.04
Power purchase agreements	$-	$105	Discounted cash flow	Forward prices	$23.43 - 51.75

(1)       Represents price per megawatt-hour

	Fair Value at
(in millions)	December 31, 2012
Fair Value Measurement	Assets	Liabilities	Valuation Technique	Unobservable Input	Range (1)
Congestion revenue rights	$80	$16	Market approach	CRR auction prices	$(9.04) - 55.15
Power purchase agreements	$-	$145	Discounted cash flow	Forward prices	$8.59 - 62.90

(1) Represents price per megawatt-hour

Level 3 Reconciliation
	Price Risk Management Instruments
(in millions)	2013	2012
Liability balance as of January 1	$(79)	$(74)
Realized and unrealized gains (losses):
Included in regulatory assets and liabilities or balancing accounts (1)	49	(5)
Liability balance as of December 31	$(30)	$(79)

    (1) The costs related to price risk management activities are recoverable through customer rates, therefore, balancing account revenue is recorded for amounts settled and purchased and there is no impact to net income. Unrealized gains and losses are deferred in regulatory liabilities and assets.

Carrying Amount And Fair Value Of Financial Instruments
	At December 31,
	2013		2012
(in millions)	Carrying Amount	Level 2 Fair Value	Carrying Amount	Level 2 Fair Value
Debt (Note 4)
PG&E Corporation	$350	$354	$349	$371
Utility	12,334	13,444	11,645	13,946

Schedule Of Unrealized Gains (Losses) Related To Available-For-Sale Investments
		Total	Total
	Amortized	Unrealized	Unrealized	Total Fair
(in millions)	Cost	Gains	Losses	Value
As of December 31, 2013
Nuclear decommissioning trusts
Money market investments	$38	$-	$-	$38
Equity securities
U.S.	246	811	-	1,057
Non-U.S.	215	242	-	457
Debt securities
U.S. government and agency securities	870	51	(5)	916
Municipal securities	24	2	(1)	25
Other fixed-income securities	163	1	(2)	162
Total nuclear decommissioning trusts (1)	1,556	1,107	(8)	2,655
Other investments	13	71	-	84
Total	$1,569	$1,178	$(8)	$2,739
As of December 31, 2012
Nuclear decommissioning trusts
Money market investments	$21	$-	$-	$21
Equity securities
U.S.	331	618	-	949
Non-U.S.	199	181	(1)	379
Debt securities
U.S. government and agency securities	723	97	-	820
Municipal securities	56	4	(1)	59
Other fixed-income securities	168	5	-	173
Total (1)	$1,498	$905	$(2)	$2,401

 (1) Represents amounts before deducting $313 million and $240 million at December 31, 2013 and 2012, respectively, primarily related to deferred taxes on appreciation of investment value.

Schedule Of Long Term Debt Repayments
(in millions)	As of December 31, 2013
Less than 1 year	$22
1-5 years	519
5-10 years	230
More than 10 years	332
Total maturities of debt securities	$1,103

Schedule Of Activity For Debt And Equity Securities
	2013	2012	2011
(in millions)
Proceeds from sales and maturities of nuclear decommissioning trust
investments	$1,619	$1,133	$1,928
Gross realized gains on sales of securities held as available-for-sale	94	19	43
Gross realized losses on sales of securities held as available-for-sale	(13)	(17)	(30)